Note 43 Insurance And Reinsurance Contracts In Income And Expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [2]	Dec. 31, 2021 [3]
Insurance and reinsurance contracts in income and expense [Line Items]
Income arising from insurance contracts	[1]	€ 3,081	€ 2,622	€ 2,593
Expense arising from insurance contracts		(1,821)	(1,547)	(1,685)
Net income arising from insurance contracts		€ 1,261	€ 1,075	€ 908

[1]
(3) In general the transitional approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts (see Note 2.3).

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(2) 2021 presented in accordance with IFRS 4.